MINERAL PROPERTY INTERESTS (Narrative) (Details) ¥ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2016	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 USD ($) shares	Jul. 31, 2018
private vendors [Member]
Disclosure of detailed information about business combination [line items]
Cash payment			$ 349,759	$ 350,479	$ 349,759
Issuance of common shares | shares			291,000	291,000	291,000		291,000
Silver Sand Project [Member]
Disclosure of detailed information about business combination [line items]
Capitalized expenditures				$ 3,357,104	$ 9,482,197
Autorizacion Transitoria Especiales [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired									100.00%
Autorizacion Transitoria Especiales [Member] | private vendors [Member]
Disclosure of detailed information about business combination [line items]
Cash payment			$ 800,000	$ 200,000	$ 800,000			$ 1,000,000
Issuance of common shares | shares			541,000	291,000	541,000		541,000	832,000
Carangas Silver Project [Member]
Disclosure of detailed information about business combination [line items]
Percentage of acquired joint venture interest	98.00%
Private Bolivian [Member]
Disclosure of detailed information about business combination [line items]
Percentage of joint venture owned	100.00%
Agreement term	30 years
Additional renewable term	15 years
Carangas Project [Member]
Disclosure of detailed information about business combination [line items]
Capitalized expenditures				$ 250,427
Silverstrike Project [Member]
Disclosure of detailed information about business combination [line items]
Capitalized expenditures				1,293,907	476,728
Cash payment		$ 1,350,000
Percentage of acquired joint venture interest		98.00%
Tagish Lake [Member]
Disclosure of detailed information about business combination [line items]
Capitalized expenditures				312,593	78,242
Number of mining projects			1,051
Impairment recovery			$ 8,724,915
Carrying value of asset at time of disposal				$ 8,985,913
RZY Project [Member]
Disclosure of detailed information about business combination [line items]
Cash payment			$ 2,700,000		$ 2,700,000
Number of mining projects						26
RZY Project [Member] | RMB [Member]
Disclosure of detailed information about business combination [line items]
Cash payment | ¥							¥ 20